Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 27.91%
FHLMC	2.00%	10-1-2051	$37,185,304	$29,953,955
FHLMC	2.00	1-1-2052	33,626,484	27,053,413
FHLMC	2.00	3-1-2052	22,734,459	18,266,717
FHLMC	2.00	6-1-2052	7,464,281	5,997,190
FHLMC	2.50	8-1-2037	4,020,028	3,787,235
FHLMC	2.50	9-1-2050	8,817,033	7,396,969
FHLMC	2.50	12-1-2050	23,883,596	20,030,707
FHLMC	2.50	6-1-2051	98,251,338	82,425,796
FHLMC	2.50	11-1-2051	8,196,075	7,010,385
FHLMC	2.50	4-1-2052	26,190,909	22,060,252
FHLMC	3.00	9-1-2034	195,404	187,110
FHLMC	3.00	6-1-2050	418,655	373,135
FHLMC	3.00	7-1-2050	1,293,346	1,152,336
FHLMC	3.00	8-1-2050	1,777,435	1,572,991
FHLMC	3.00	11-1-2050	23,225,266	20,391,743
FHLMC	3.00	3-1-2052	207,564	182,975
FHLMC	3.00	5-1-2052	17,220,541	15,143,311
FHLMC	3.00	6-1-2052	439,384	384,660
FHLMC	3.00	6-1-2053	14,467,311	12,687,102
FHLMC	3.50	7-1-2038	10,364,642	9,919,654
FHLMC	3.50	12-1-2045	764,021	711,314
FHLMC	3.50	5-1-2052	82,517	75,307
FHLMC	4.00	6-1-2037	1,919,042	1,864,509
FHLMC	4.00	4-1-2038	11,073,132	10,768,387
FHLMC	4.00	6-1-2044	455,600	436,375
FHLMC	4.00	5-1-2049	772,335	733,973
FHLMC	4.00	6-1-2052	4,803,950	4,521,747
FHLMC	4.00	8-1-2052	6,665,783	6,253,040
FHLMC	4.00	11-1-2053	18,378,277	17,220,142
FHLMC	4.00	5-1-2054	12,736,087	11,930,915
FHLMC	4.50	5-1-2053	11,402,740	11,023,730
FHLMC	5.00	6-1-2036	52,991	53,561
FHLMC	5.00	8-1-2040	58,353	58,983
FHLMC	5.00	7-1-2052	16,485,602	16,378,085
FHLMC	5.00	11-1-2052	14,922,995	14,784,112
FHLMC	5.00	5-1-2053	10,532,718	10,440,207
FHLMC	5.00	12-1-2053	9,644,007	9,578,578
FHLMC	5.00	12-1-2054	16,702,833	16,449,266
FHLMC	5.00	2-1-2056	85,337,581	83,999,166
FHLMC	5.00	5-1-2056	32,549,729	32,039,226
FHLMC	5.50	8-1-2038	14,610	15,004
FHLMC	5.50	12-1-2038	118,781	121,983
FHLMC	5.50	6-1-2040	222,975	228,525
FHLMC	5.50	11-1-2052	86,681	87,531
FHLMC	5.50	3-1-2053	57,783,673	58,340,198
FHLMC	5.50	9-1-2053	18,275,439	18,468,985
FHLMC	5.50	1-1-2054	50,237,968	50,567,703
FHLMC	5.50	2-1-2055	15,017,737	15,092,821
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	5.50%	9-1-2055	$46,959,406	$47,194,187
FHLMC	6.00	5-1-2054	23,190,324	23,693,805
FHLMC	6.00	9-1-2054	9,407,669	9,611,917
FHLMC	6.00	12-1-2055	33,833,348	34,567,897
FHLMC	6.50	7-1-2055	40,883,816	42,633,999
FHLMC	6.50	9-1-2055	13,817,711	14,358,352
FHLMC	8.00	2-1-2030	19	19
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	659,163	699,088
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.89	7-25-2043	20,817	20,304
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.21	10-25-2043	90,245	83,056
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	80,973	72,932
FHLMC (RFUCCT1Y+1.33%)±	5.58	1-1-2036	2,048	2,076
FNMA	2.00	4-1-2051	20,876,999	16,712,632
FNMA	2.00	5-1-2051	65,396,743	52,747,928
FNMA	2.00	8-1-2051	9,892,823	7,971,604
FNMA	2.00	10-1-2051	112,373,426	90,584,210
FNMA	2.00	12-1-2051	8,938,048	7,186,995
FNMA	2.00	1-1-2052	21,563,369	17,290,685
FNMA	2.00	2-1-2052	30,003,953	24,150,742
FNMA	2.00	6-1-2052	2,465,144	1,977,049
FNMA	2.50	12-1-2050	16,475,074	13,840,220
FNMA	2.50	12-1-2051	31,469,513	26,402,176
FNMA	2.50	1-1-2052	8,970,495	7,539,069
FNMA	2.50	2-1-2052	14,995,152	12,574,597
FNMA	2.50	3-1-2052	14,236,970	11,986,182
FNMA	3.00	11-1-2045	408,260	367,578
FNMA	3.00	12-1-2045	1,036,563	934,024
FNMA	3.00	12-1-2046	570,422	509,409
FNMA	3.00	8-1-2050	1,486,821	1,311,240
FNMA	3.00	10-1-2051	18,444,390	16,242,770
FNMA	3.00	11-1-2051	30,903,876	27,231,160
FNMA	3.00	1-1-2052	6,771,603	5,923,172
FNMA	3.00	2-1-2052	6,252,395	5,502,465
FNMA	3.00	6-1-2052	18,029,939	15,760,596
FNMA	3.00	8-1-2052	20,054,198	17,549,571
FNMA%%	3.00	6-11-2056	10,650,000	9,299,906
FNMA	3.50	12-1-2037	11,184,374	10,701,157
FNMA	3.50	10-1-2043	431,115	402,056
FNMA	3.50	4-1-2045	60,250	56,113
FNMA	3.50	8-1-2045	917,134	854,144
FNMA	3.50	3-1-2048	1,949,873	1,795,376
FNMA	3.50	6-1-2052	44,302,646	40,395,458
FNMA	3.50	8-1-2052	8,534,163	7,761,711
FNMA	3.50	9-1-2052	18,349,864	16,705,555
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.62%	3-1-2029	$415,519	$408,677
FNMA	4.00	8-1-2037	3,939,939	3,832,624
FNMA	4.00	9-1-2037	3,739,575	3,637,719
FNMA	4.00	1-1-2038	3,522,409	3,424,373
FNMA	4.00	11-1-2039	6,369,541	6,189,850
FNMA	4.00	2-1-2046	109,383	104,393
FNMA	4.00	4-1-2046	635,745	607,002
FNMA	4.00	6-1-2048	645,809	609,778
FNMA	4.00	2-1-2050	863,692	819,448
FNMA	4.00	10-1-2052	42,833,313	40,213,713
FNMA	4.00	6-1-2053	22,569,498	21,215,060
FNMA	4.00	9-1-2053	11,185,186	10,491,965
FNMA	4.50	11-1-2048	578,287	564,116
FNMA	4.50	6-1-2052	35,005,121	33,762,817
FNMA	4.50	9-1-2052	31,308,919	30,192,909
FNMA	4.50	4-1-2053	29,139,310	28,164,265
FNMA	5.00	2-1-2036	6,074	6,132
FNMA	5.00	6-1-2040	17,404	17,570
FNMA	5.00	8-1-2040	441,914	443,341
FNMA	5.00	3-1-2053	5,422,356	5,368,894
FNMA	5.00	11-1-2054	27,481,277	27,066,202
FNMA	5.00	11-1-2055	23,294,948	22,929,596
FNMA	5.50	8-1-2034	22,784	23,086
FNMA	5.50	2-1-2035	6,678	6,779
FNMA	5.50	8-1-2038	136,760	138,427
FNMA	5.50	2-1-2053	32,239,764	32,641,280
FNMA	5.50	6-1-2053	10,249,591	10,361,657
FNMA	5.50	1-1-2054	12,665,338	12,751,379
FNMA	5.50	12-1-2054	17,301,189	17,387,689
FNMA	5.50	1-1-2055	75,333,035	75,709,675
FNMA	5.50	12-1-2055	10,328,151	10,379,789
FNMA	5.50	1-1-2056	15,056,948	15,132,227
FNMA%%	5.50	6-11-2056	21,670,000	21,765,640
FNMA%%	5.50	7-13-2056	53,420,000	53,574,386
FNMA	6.00	10-1-2037	150,784	157,984
FNMA	6.00	11-1-2037	8,647	9,036
FNMA	6.00	6-1-2054	11,287,046	11,630,797
FNMA	6.00	5-1-2055	123,779,408	126,466,758
FNMA	6.00	9-1-2055	14,929,811	15,253,949
FNMA%%	6.00	6-11-2056	10,695,000	10,920,345
FNMA	6.50	7-1-2036	5,398	5,703
FNMA	6.50	11-1-2036	985	1,041
FNMA	6.50	11-1-2054	43,330,347	45,025,719
FNMA	6.50	9-1-2055	14,587,157	15,157,903
FNMA%%	6.50	6-11-2056	13,380,000	13,907,519
FNMA	7.00	7-1-2036	4,110	4,345
FNMA	7.00	11-1-2037	2,393	2,421
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.98	11-1-2038	6,231	6,500
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.11%	8-1-2036	$121,937	$126,653
FNMA (RFUCCT1Y+1.61%)±	5.74	5-1-2046	133,614	138,073
FNMA (RFUCCT1Y+1.61%)±	5.86	3-1-2046	122,980	127,211
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	2,760	2,839
FNMA (RFUCCT1Y+1.81%)±	6.53	8-1-2036	11,911	12,328
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	2,809	2,969
FNMA Series 2003-W14 Class 2A±±	4.94	1-25-2043	78,819	77,179
FNMA Series 2003-W8 Class 4A±±	4.91	11-25-2042	40,206	40,366
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	462,469	463,772
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	96,196	99,442
FNMA Series 2005-W4 Class 3A±±	5.56	6-25-2045	16,748	17,055
GNMA	2.00	1-20-2052	12,234,193	10,039,636
GNMA	2.00	3-20-2052	28,104,288	23,062,970
GNMA	2.50	8-20-2051	68,049,602	58,251,800
GNMA	2.50	9-20-2051	15,416,186	13,201,080
GNMA	2.50	12-20-2051	10,383,632	8,891,581
GNMA	2.50	1-20-2052	16,991,281	14,548,340
GNMA	2.50	3-20-2052	12,220,727	10,463,646
GNMA	2.50	4-20-2052	16,610,289	14,222,048
GNMA	2.50	5-20-2052	26,927,436	23,055,775
GNMA	3.00	11-20-2045	845,144	762,154
GNMA	3.00	4-20-2051	3,820,813	3,399,494
GNMA	3.00	3-20-2052	336,191	299,107
GNMA	3.00	4-20-2052	9,032,964	8,036,562
GNMA	3.00	5-20-2052	52,896,296	47,061,445
GNMA	3.00	6-20-2052	4,786,772	4,258,755
GNMA	3.50	9-20-2047	471,452	435,044
GNMA	3.50	12-20-2047	1,013,114	933,620
GNMA	3.50	4-20-2052	11,927,540	10,829,334
GNMA	3.50	5-20-2052	4,432,602	4,040,898
GNMA	3.50	8-20-2052	10,754,055	9,773,831
GNMA	3.50	9-20-2052	16,588,882	15,040,858
GNMA%%	3.50	6-23-2055	9,365,000	8,435,298
GNMA	4.00	12-20-2047	546,445	518,510
GNMA	4.00	11-20-2052	11,042,960	10,380,027
GNMA	4.50	8-20-2049	177,008	172,415
GNMA	4.50	7-20-2052	8,893,378	8,627,751
GNMA	4.50	9-20-2052	5,815,629	5,638,484
GNMA	4.50	3-20-2053	14,619,560	14,164,087
GNMA	4.50	11-20-2054	8,424,345	8,111,498
GNMA	4.50	4-20-2055	10,332,704	9,948,963
GNMA%%	4.50	6-22-2056	11,265,000	10,835,292
GNMA	5.00	7-20-2040	142,715	144,742
GNMA	5.00	9-20-2052	6,830,496	6,791,948
GNMA	5.00	4-20-2053	4,071,806	4,042,579
GNMA	5.00	6-20-2053	12,730,274	12,645,355
GNMA	5.00	8-20-2053	6,838,297	6,780,924
GNMA	5.00	4-20-2054	11,048,061	10,943,382
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	5.00%	10-20-2054	$13,958,239	$13,804,504
GNMA	5.00	11-20-2054	153,709,483	151,997,655
GNMA%%	5.00	6-22-2056	78,140,000	77,156,887
GNMA	5.50	12-20-2052	10,217,682	10,371,315
GNMA	5.50	4-20-2053	11,721,357	11,889,064
GNMA	5.50	8-20-2054	13,874,885	13,995,272
GNMA	5.50	9-20-2054	52,192,932	52,668,784
GNMA	5.50	12-20-2054	64,019,785	64,522,633
GNMA	5.50	10-20-2055	97,023,229	97,723,572
GNMA%%	5.50	6-22-2056	15,400,000	15,494,976
GNMA	6.00	8-20-2054	38,407,885	39,330,562
GNMA	6.00	9-20-2054	38,986,725	39,843,927
GNMA	6.00	5-20-2056	19,230,000	19,621,154
GNMA	7.50	12-15-2029	78	80
GNMA Series 2008-22 Class XMƒ±±	1.40	2-16-2050	191,362	1,912
Total agency securities (Cost $3,073,784,248)				3,058,238,086
Asset-backed securities: 8.70%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	2,926,399	2,987,320
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	6,198,819	6,446,931
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	4,317,517	4,315,935
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	12,226,840	12,327,890
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.94	8-18-2042	9,300,000	9,294,889
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,503,957
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,668,413
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	7,138,504	7,080,946
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,392,908	1,272,206
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,240,750
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,012,927
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	24,480,000	23,968,948
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	7,394,299	7,434,406
Bayfront IABS VIII Pte. Ltd. Series 8A Class B (U.S. SOFR+1.80%)144A±	5.40	7-11-2047	15,610,000	15,601,894
BHG Owner Loan Trust Series 2026-1CON Class B144A	5.30	6-17-2036	9,815,000	9,779,758
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,421,340
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	4,384,292	4,393,724
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	384,494	386,462
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,185,865
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,056,000	19,208,065
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	6,200,000	6,128,636
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	5,727,370	5,701,070
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,749,382
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20%	10-26-2054	$4,885,000	$4,755,468
CenterSquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	18,370,000	17,995,362
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	689,503	693,348
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	3,290,000	3,295,234
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	13,920,000	14,254,516
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	21,950,000	22,200,827
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	2,820,000	2,861,651
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	351,412
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	9,993,333	10,121,938
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	17,250,000	16,972,741
DataBank Issuer LLC Series 2026-1A Class A2144A	5.81	2-25-2056	18,730,000	18,695,878
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	15,500,000	15,272,257
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	4,169,163	4,160,720
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,717,053	3,451,318
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	4.73	1-27-2070	1,786,550	1,790,129
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	11,988,908	11,918,006
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.53	10-25-2056	474,263	473,694
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,247,383
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	7,289,551	7,357,111
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	5,300,541	5,406,645
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	2,120,969	2,147,379
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	4,646,109	4,731,768
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	3,823,999	3,838,421
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	2,525,800	2,553,479
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,149,447	1,141,728
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,722,889
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,592,923
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	3,122,450	3,184,253
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	8,050,000	8,028,680
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	3,896,015	3,979,411
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	7,001,056
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.26	1-19-2044	23,520,000	23,519,091
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.54	11-16-2036	3,000,000	2,997,003
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.15	8-15-2028	1,350,000	1,350,994
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.11	4-19-2043	3,975,000	3,985,735
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57%	9-25-2029	$3,695,000	$3,752,473
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,032,912
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	15,130,900
Hyundai Auto Receivables Trust Series 2026-A Class C	4.31	6-15-2033	5,135,000	5,048,291
ICG U.S. CLO Ltd. Series 2014-1A Class BR3 (U.S. SOFR 3 Month+1.75%)144A±	5.43	10-20-2034	4,400,000	4,314,213
INCREF LLC Series 2026-FL2 Class B (U.S. SOFR 1 Month+1.95%)144A±%%	5.62	12-19-2043	14,100,000	14,100,000
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,758,000	4,040,503
JBHP ABS I LLC	5.39	12-15-2041	3,665,000	3,630,203
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,045,500	9,138,059
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,295,725	2,289,681
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	4,858,230	4,921,951
Lafayette Federal Credit Union Asset Trust Series 2026- HI1A Class A2144A	5.38	1-25-2046	11,418,737	11,346,568
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,248,359	9,296,303
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.81	2-19-2037	8,750,000	8,727,769
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,247,031
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	3,269,226	2,934,209
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	21,978,000	22,276,688
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,600,000	7,268,598
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	2,282,812
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,664,514
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-22-2055	5,702,863	5,546,926
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	3,905,000	3,878,511
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,348,250	3,584,514
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	1,929,238
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,881,906	2,883,528
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	525,963	526,563
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,638,934
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	591,171	584,437
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	16,572,936	16,751,067
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48%	9-26-2033	$966,391	$967,871
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	14,684,141	14,654,623
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	7,183,683	7,246,955
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	10,739,010	10,696,138
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	4,244,243	4,232,873
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A144A	5.72	1-20-2034	4,000,000	4,011,177
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,583,127
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	22,827,375	22,958,390
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,786,187	1,785,767
PureWest ABS Issuer LLC	5.69	4-5-2040	3,331,837	3,313,699
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	9,581,855	9,633,761
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	3,255,221	3,272,122
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	320,455	322,011
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	16,011,306
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,352,761
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	15,750,000	15,483,519
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	6,291,528	6,459,899
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	6,059,388	6,214,714
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,400,000	1,367,146
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	5,685,750	5,776,618
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,281,449
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	7,578,498	7,722,551
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	4,311,815	4,290,496
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,746,181	2,435,793
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,297,125	2,301,899
SESAC Finance LLC Series 2025-1 Class A2144A	5.50	7-25-2055	5,000,000	4,870,462
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	4.62	12-17-2068	2,240,531	2,216,864
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	4,940,000	4,917,027
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97%	9-25-2037	$977,093	$920,179
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,510,048
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	4.99	11-15-2038	50,559	50,548
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	3,467,200	3,400,055
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,167,000	2,079,400
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,922,251
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,041,321
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	20,265,000	19,853,831
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	428,791
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	1,300,000	1,305,786
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	4,968,293	4,960,665
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,782,002
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	16,280,484	16,187,283
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.16	9-18-2042	10,000,000	10,015,575
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,067,375	7,087,145
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	3,610,000	3,650,068
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	4.82	10-20-2034	4,650,000	4,647,675
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	5.53	1-15-2031	250,000	250,372
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	6,149,587	6,163,676
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,800,000	3,837,258
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,686,300	4,464,383
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	3,640,000	3,685,932
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	18,210,000	17,926,126
Total asset-backed securities (Cost $960,563,357)				953,480,946

	Shares
Common stocks: 0.02%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	0
Health care: 0.02%
Health care providers & services: 0.02%
Modivcare Topco LLC†	413,952	2,328,480
Total common stocks (Cost $1,377,343)		2,328,480
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 22.13%
Basic materials: 0.20%
Chemicals: 0.19%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$12,035,000	$12,341,944
Chemours Co.144A	8.00	1-15-2033	6,195,000	6,329,295
Westlake Corp.	1.63	7-17-2029	1,679,000	1,860,159
				20,531,398
Iron/steel: 0.01%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	1,305,000	1,213,355
Communications: 3.66%
Internet: 1.32%
Alphabet, Inc.	5.65	2-15-2056	7,915,000	7,868,303
Amazon.com, Inc.	4.25	3-13-2031	18,060,000	17,857,759
Amazon.com, Inc.	4.88	3-13-2036	14,110,000	13,940,302
Amazon.com, Inc.	5.80	3-13-2056	27,150,000	27,175,908
Booking Holdings, Inc.	4.13	5-12-2033	3,927,000	4,690,061
Meta Platforms, Inc.	4.55	5-15-2031	17,570,000	17,508,210
Meta Platforms, Inc.	5.25	5-15-2036	13,995,000	13,983,165
Meta Platforms, Inc.	5.63	11-15-2055	32,890,000	30,327,559
Meta Platforms, Inc.	6.30	5-15-2056	8,450,000	8,526,141
Wayfair LLC144A	6.75	11-15-2032	3,100,000	3,149,042
				145,026,450
Media: 1.02%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	30,480,000	25,459,243
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	19,800,000	17,691,098
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	6,000,000	3,490,456
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,420,000	3,443,349
Comcast Corp.	2.94	11-1-2056	7,000,000	3,925,813
Comcast Corp.	5.50	5-15-2064	9,770,000	8,639,836
Discovery Global Holdings, Inc.	4.28	3-15-2032	8,925,000	7,887,114
News Corp.144A	3.88	5-15-2029	26,740,000	25,927,336
News Corp.144A	5.13	2-15-2032	5,405,000	5,301,811
Time Warner Cable LLC	5.50	9-1-2041	12,015,000	10,367,110
				112,133,166
Telecommunications: 1.32%
AT&T, Inc.	3.55	9-15-2055	19,995,000	13,072,847
AT&T, Inc.	5.25	10-30-2036	11,570,000	11,454,150
AT&T, Inc.	5.70	11-1-2054	21,295,000	20,086,677
AT&T, Inc.	6.20	10-30-2056	14,145,000	14,237,568
HUT 8 DC LLC144A	6.19	11-15-2042	8,965,000	9,071,939
Level 3 Financing, Inc.144A	7.00	3-31-2034	14,325,000	14,847,672
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15%	3-20-2028	$6,508,000	$6,534,574
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	17,955,000	17,729,599
Verizon Communications, Inc.	5.00	1-15-2036	25,050,000	24,600,453
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	5,365,000	5,445,835
WULF Compute LLC144A	7.75	10-15-2030	6,980,000	7,334,305
				144,415,619
Consumer, cyclical: 1.85%
Airlines: 0.51%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	16,598,066	16,366,153
Delta Air Lines Pass-Through Trust Series 2020-AA Class AA	2.00	6-10-2028	2,634,199	2,550,775
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	28,783,333	28,807,756
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	7,813,188	8,103,431
				55,828,115
Auto manufacturers: 0.69%
Ford Motor Credit Co. LLC	4.00	11-13-2030	17,500,000	16,533,790
Ford Motor Credit Co. LLC	5.13	11-5-2026	12,630,000	12,662,520
Hyundai Capital America144A	4.50	9-18-2030	12,595,000	12,402,623
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	3,994,706
Hyundai Capital America144A	5.40	6-23-2032	13,869,000	14,144,917
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,287,245
Hyundai Capital America144A	5.80	4-1-2030	13,590,000	14,014,283
				76,040,084
Auto parts & equipment: 0.06%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	5,870,000	6,088,129
Entertainment: 0.01%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	696,335
Home builders: 0.20%
Century Communities, Inc.144A	6.63	9-15-2033	21,490,000	21,310,315
LGI Homes, Inc.144A	8.75	12-15-2028	710,000	736,161
				22,046,476
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	1,055,000	1,040,928
Retail: 0.16%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	3,288,000	3,276,028
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	995,000	995,137
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	13,180,000	13,280,537
				17,551,702
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies: 0.21%
Mattel, Inc.	5.45%	11-1-2041	$8,147,000	$7,487,515
Mattel, Inc.144A	5.88	12-15-2027	16,020,000	16,020,572
				23,508,087
Consumer, non-cyclical: 2.37%
Agriculture: 0.05%
BAT Capital Corp.	4.76	9-6-2049	5,825,000	4,912,007
Reynolds American, Inc.	7.00	8-4-2041	285,000	311,177
				5,223,184
Beverages: 0.13%
Maple Parent Holdings Corp.144A	5.70	3-26-2036	14,045,000	14,193,975
Commercial services: 0.87%
Block, Inc.144A	6.00	8-15-2033	6,840,000	6,841,717
Block, Inc.	6.50	5-15-2032	5,595,000	5,701,216
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,283,616
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,229,964
Global Payments, Inc.	4.88	11-15-2030	25,550,000	25,145,310
Global Payments, Inc.	5.20	11-15-2032	17,545,000	17,220,678
Global Payments, Inc.	5.95	8-15-2052	8,960,000	8,493,777
Mobility Global, Inc.144A	5.45	6-15-2031	9,285,000	9,390,813
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	10,000,000	11,464,784
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	996,573
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	1,021,408
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,690,703
				95,480,559
Food: 0.12%
Mars, Inc.144A	5.70	5-1-2055	13,470,000	13,287,620
Healthcare-products: 0.63%
Abbott Laboratories	4.65	3-15-2036	18,415,000	17,897,736
Abbott Laboratories	5.50	3-15-2056	23,450,000	22,890,726
Danaher Corp.	2.50	3-30-2030	1,221,000	1,394,242
Medline Borrower LP144A	3.88	4-1-2029	22,077,000	21,485,381
VSP Optical Group, Inc.144A	5.40	6-1-2033	4,885,000	4,889,315
				68,557,400
Healthcare-services: 0.29%
DaVita, Inc.144A	6.75	7-15-2033	9,775,000	10,101,808
UnitedHealth Group, Inc.	4.75	5-15-2052	1,675,000	1,438,967
UnitedHealth Group, Inc.	5.05	4-15-2053	10,975,000	9,817,789
UnitedHealth Group, Inc.	5.63	7-15-2054	10,790,000	10,476,940
				31,835,504
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.28%
Eli Lilly & Co.	5.65%	10-15-2065	$11,415,000	$11,368,369
EMD Finance LLC144A	4.38	10-15-2030	19,540,000	19,298,428
				30,666,797
Energy: 1.63%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	925,000	893,225
Oil & gas: 0.08%
APA Corp.	5.25	2-1-2042	5,921,000	5,149,706
ConocoPhillips Co.	5.65	1-15-2065	3,975,000	3,845,202
				8,994,908
Oil & gas services: 0.46%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	40,220,000	39,614,382
Schlumberger Holdings Corp.144A	4.85	5-15-2033	11,430,000	11,406,551
				51,020,933
Pipelines: 1.08%
Energy Transfer LP	5.95	5-15-2054	24,515,000	23,663,600
Energy Transfer LP	6.20	4-1-2055	8,405,000	8,376,992
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,803,375
Harvest Midstream I LP144A	6.75	5-15-2034	15,155,000	15,559,177
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,470,235
MPLX LP	5.30	4-1-2036	10,845,000	10,725,846
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,263,862
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	22,180,000	22,326,804
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	12,421,329
Venture Global LNG, Inc.144A	9.50	2-1-2029	10,520,000	11,453,597
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	2,920,000	2,883,639
				117,948,456
Financial: 8.61%
Banks: 3.29%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	13,045,000	11,383,959
Bank of America Corp. (U.S. SOFR+1.57%)±	5.49	4-23-2037	9,905,000	9,859,536
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	20,055,000	20,208,354
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	6,770,000	6,800,797
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,180,113
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	11,100,000	11,471,783
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	21,600,000	21,927,758
Depository Trust Co.144A	4.55	3-27-2031	11,075,000	11,039,515
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52%	1-21-2032	$14,520,000	$14,295,893
Goldman Sachs Group, Inc. (U.S. SOFR+0.99%)±	4.59	4-20-2030	16,524,000	16,468,373
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±%%	4.97	6-3-2032	9,500,000	9,522,373
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	20,275,000	17,927,759
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±%%	5.43	6-3-2037	6,500,000	6,534,356
JPMorgan Chase & Co. (U.S. SOFR+0.84%)±	4.35	1-22-2032	8,240,000	8,099,187
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	16,465,000	15,705,053
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	5.15	4-23-2037	48,725,000	48,427,153
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,247,762
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	25,015,000	24,949,007
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	14,615,000	12,953,973
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,750,000	8,830,098
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,350,119
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	12,183,986
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	10,725,000	10,820,187
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	4,120,000	4,240,154
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,435,905
National Securities Clearing Corp.144A	5.00	5-30-2028	5,165,000	5,230,742
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	5,995,000	6,025,211
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,356,422
				360,475,528
Diversified financial services: 1.36%
Aircastle Ltd.144A	5.95	2-15-2029	7,925,000	8,129,437
Ares Finance Co. II LLC144A	3.25	6-15-2030	13,170,000	12,321,258
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	29,900,000	29,516,577
Citadel Finance LLC144A	5.15	2-14-2031	9,040,000	8,842,189
Citadel Finance LLC144A	5.90	2-10-2030	16,720,000	16,881,336
Computershare U.S., Inc.	1.13	10-7-2031	4,548,000	4,640,548
Equitable America Global Funding144A	4.95	6-9-2030	28,225,000	28,284,803
Gabx Leasing LLC144A	4.63	4-15-2031	10,435,000	10,298,594
LSEG U.S. Fin Corp.144A	5.25	3-23-2036	9,865,000	9,837,666
PRA Group, Inc.144A	5.00	10-1-2029	970,000	916,654
TPG Operating Group II LP	5.88	3-5-2034	5,818,000	5,954,775
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,025,000	978,999
Western Union Co.	4.75	6-15-2029	12,205,000	12,119,400
				148,722,236
Insurance: 2.67%
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	15,195,000	15,845,162
Athene Global Funding144A	5.03	7-17-2030	16,815,000	16,676,652
Athene Global Funding144A	5.54	8-22-2035	14,055,000	13,875,227
Chubb INA Holdings LLC	5.30	5-20-2036	17,040,000	17,281,162
Cincinnati Financial Corp.	6.13	11-1-2034	10,825,000	11,419,149
Corebridge Global Funding144A	4.55	1-9-2031	19,090,000	18,807,169
Global Atlantic Fin Co.144A	7.95	6-15-2033	10,925,000	12,138,335
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	9,940,000	9,881,810
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Guardian Life Insurance Co. of America144A	4.85%	1-24-2077	$13,670,000	$11,139,025
Lincoln Financial Global Funding144A	4.95	5-21-2031	7,380,000	7,361,806
Loews Corp.	4.94	4-1-2036	13,080,000	12,763,919
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	13,755,000	13,600,205
New York Life Insurance Co.144A	3.75	5-15-2050	6,500,000	4,787,662
New York Life Insurance Co.144A	5.88	5-15-2033	15,765,000	16,466,022
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	19,800,000	13,663,015
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	6,240,000	6,472,340
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	9,060,000	8,727,144
Protective Life Corp.144A	4.70	1-15-2031	13,415,000	13,246,975
Protective Life Corp.144A	5.35	12-15-2035	8,625,000	8,520,202
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	11,051,000	10,171,470
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	2,740,000	2,686,257
RGA Global Funding144A	4.60	11-25-2030	16,985,000	16,814,033
RGA Global Funding144A	5.05	12-6-2031	15,606,000	15,616,279
Transatlantic Holdings, Inc.	8.00	11-30-2039	5,949,000	7,214,721
Unum Group144A	4.05	8-15-2041	8,788,000	7,133,755
				292,309,496
Investment Companies: 0.50%
Ares Capital Corp. BDC	5.10	1-15-2031	10,395,000	10,107,370
Ares Capital Corp. BDC	5.50	9-1-2030	11,160,000	11,044,866
Ares Capital Corp. BDC	5.88	3-1-2029	6,035,000	6,099,550
Ares Strategic Income Fund BDC	5.70	3-15-2028	12,440,000	12,449,531
Blue Owl Capital Corp. BDC	5.95	3-15-2029	15,000,000	15,005,601
				54,706,918
Real estate: 0.19%
CBRE Services, Inc.	4.90	1-15-2033	10,850,000	10,702,744
CBRE Services, Inc.	5.50	6-15-2035	10,675,000	10,804,670
				21,507,414
REITs: 0.60%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	7,870,000	6,929,573
Alexandria Real Estate Equities, Inc.	5.25	3-15-2036	9,225,000	9,056,887
Essential Properties LP	2.95	7-15-2031	21,843,000	19,734,946
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	710,000	735,340
Piedmont Operating Partnership LP	2.75	4-1-2032	3,230,000	2,745,931
Piedmont Operating Partnership LP	9.25	7-20-2028	7,163,000	7,800,988
Realty Income Corp.	5.13	7-6-2034	2,870,000	3,613,381
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,512,887
Vornado Realty LP	5.75	2-1-2033	8,300,000	8,273,357
				65,403,290
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.53%
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63%	7-15-2032	$4,125,000	$4,272,143
Engineering & construction: 0.26%
Jacobs Solutions, Inc.	4.75	3-3-2031	20,825,000	20,595,801
Jacobs Solutions, Inc.	5.38	3-3-2036	7,915,000	7,748,297
				28,344,098
Trucking & leasing: 0.23%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	24,680,000	25,498,487
Technology: 1.53%
Computers: 0.13%
Booz Allen Hamilton, Inc.	5.95	8-4-2033	3,485,000	3,563,992
Hewlett Packard Enterprise Co.	5.60	10-15-2054	10,950,000	10,099,444
				13,663,436
Semiconductors: 0.51%
Entegris, Inc.144A	4.75	4-15-2029	15,830,000	15,725,998
Foundry JV Holdco LLC144A	6.20	1-25-2037	21,215,000	22,380,923
Intel Corp.	2.80	8-12-2041	3,490,000	2,449,505
Intel Corp.	3.25	11-15-2049	5,915,000	3,887,122
Intel Corp.	5.30	5-15-2036	11,375,000	11,360,599
				55,804,147
Software: 0.89%
Cloud Software Group, Inc.144A	8.25	6-30-2032	10,000,000	9,817,586
Fidelity National Information Services, Inc.	4.55	3-10-2029	16,790,000	16,697,938
Oracle Corp.	3.85	4-1-2060	6,405,000	3,867,712
Oracle Corp.	4.45	9-26-2030	12,300,000	11,925,595
Oracle Corp.	4.55	2-4-2029	7,100,000	7,029,068
Oracle Corp.	5.70	2-4-2036	31,565,000	31,011,825
Oracle Corp.	5.95	9-26-2055	13,870,000	12,128,580
Oracle Corp.	6.70	2-4-2056	5,720,000	5,508,997
				97,987,301
Utilities: 1.75%
Electric: 1.65%
AEP Transmission Co. LLC	5.25	6-1-2036	8,635,000	8,693,470
Basin Electric Power Cooperative144A	5.85	10-15-2055	15,195,000	15,046,980
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	8,050,000	8,244,496
Duke Energy Corp.	3.10	6-15-2028	977,000	1,138,385
Duke Energy Corp.	3.85	6-15-2034	4,518,000	5,266,548
Duke Energy Indiana LLC	5.40	4-1-2053	8,165,000	7,723,727
Entergy Louisiana LLC	5.65	4-15-2056	8,725,000	8,517,759
Entergy Mississippi LLC	5.80	4-15-2055	5,970,000	5,948,041
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	11,345,000	11,815,443
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Niagara Mohawk Power Corp.144A	6.00%	7-3-2055		$25,585,000	$25,424,534
PacifiCorp	5.45	4-15-2033		13,835,000	14,079,622
PacifiCorp	5.80	1-15-2055		11,280,000	10,771,034
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		12,805,000	13,040,386
San Diego Gas & Electric Co. Series EEEE	5.95	3-15-2056		11,365,000	11,507,073
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		14,335,000	14,483,640
Southern California Edison Co.	3.65	2-1-2050		1,655,000	1,144,115
Southern California Edison Co.	5.75	4-15-2054		9,175,000	8,508,459
Vistra Operations Co. LLC144A	5.00	7-31-2027		9,215,000	9,209,226
					180,562,938
Gas: 0.10%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		10,590,000	11,277,462
Total corporate bonds and notes (Cost $2,428,840,997)					2,424,757,299
Foreign corporate bonds and notes: 1.70%
Basic materials: 0.05%
Chemicals: 0.05%
INEOS Finance PLC	6.63	5-15-2028	EUR	4,666,000	5,488,988
Communications: 0.59%
Media: 0.10%
Ziggo BV	2.88	1-15-2030	EUR	10,000,000	11,045,228
Telecommunications: 0.49%
British Telecommunications PLC	3.13	2-11-2032	EUR	3,205,000	3,665,920
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,000,000	7,109,573
BT Finance PLC	3.38	11-17-2032	EUR	3,297,000	3,791,312
Chorus Ltd.	3.53	11-26-2032	EUR	3,297,000	3,802,150
Fibercop SpA	1.63	1-18-2029	EUR	5,824,000	6,427,409
Koninklijke KPN NV	3.88	7-3-2031	EUR	2,900,000	3,466,208
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	10,295,000	12,161,175
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	947,000	1,035,532
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	5,000,000	6,191,610
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	5,000,000	5,448,337
					53,099,226
Consumer, cyclical: 0.11%
Auto manufacturers: 0.03%
RCI Banque SA	3.63	11-3-2032	EUR	3,300,000	3,777,495
Entertainment: 0.03%
Universal Music Group NV	4.00	6-13-2031	EUR	2,320,000	2,765,803
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Leisure time: 0.05%
TUI AG	5.88%	3-15-2029	EUR	5,030,000	$5,976,461
Consumer, non-cyclical: 0.17%
Agriculture: 0.03%
BAT International Finance PLC	2.25	1-16-2030	EUR	3,205,000	3,603,965
Commercial services: 0.08%
Nexi SpA	2.13	4-30-2029	EUR	3,663,000	4,106,098
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,832,000	2,152,766
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	1,832,000	2,203,747
					8,462,611
Food: 0.06%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,000,000	6,702,979
Energy: 0.01%
Oil & gas: 0.01%
Aker BP ASA	1.13	5-12-2029	EUR	733,000	803,289
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	306,000	354,882
					1,158,171
Financial: 0.42%
Banks: 0.32%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	4,900,000	5,747,125
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,000,000	6,160,049
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	1,800,000	2,188,198
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	2,900,000	3,586,851
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	3,100,000	3,688,268
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,000,000	1,221,050
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	3,600,000	4,524,465
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	3,700,000	4,515,903
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	2,870,000	3,604,706
					35,236,615
Insurance: 0.02%
AXA SA	3.63	1-10-2033	EUR	1,801,000	2,138,023
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.08%
Aroundtown SA	3.25%	1-2-2031	EUR	3,400,000	$3,830,556
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	3,800,000	4,382,357
					8,212,913
Government securities: 0.06%
Multi-national: 0.06%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	6,319,000	6,261,792
Technology: 0.05%
Computers: 0.05%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	5,000,000	5,676,236
Utilities: 0.24%
Electric: 0.15%
Contact Energy Ltd.	3.54	11-3-2032	EUR	3,297,000	3,798,684
Enel Finance International NVøø	0.75	6-17-2030	EUR	672,000	709,244
Enel Finance International NV	4.00	2-20-2031	EUR	1,832,000	2,192,923
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	3,300,000	3,772,137
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	6,003,678
					16,476,666
Gas: 0.05%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	5,037,000	5,570,049
Water: 0.04%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	3,800,000	4,529,695
Total foreign corporate bonds and notes (Cost $173,370,737)					186,182,916
Foreign government bonds: 4.97%
Australia: 0.63%
Australia	1.50	6-21-2031	AUD	67,000,000	41,643,127
Australia	2.25	5-21-2028	AUD	40,225,000	27,682,978
					69,326,105
Belgium: 0.25%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	23,850,000	27,707,743
Brazil: 0.48%
Brazil	10.00	1-1-2031	BRL	305,000,000	52,903,036
Chile: 0.13%
Republic of Chile144A	4.70	9-1-2030	CLP	13,200,000,000	14,586,342
Colombia: 0.47%
Colombia TES	5.75	11-3-2027	COP	210,000,000,000	51,186,058
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Czech Republic: 0.25%
Czech Republic	5.00%	9-30-2030	CZK	551,060,000	$27,305,558
France: 0.49%
French Republic144A	0.10	7-25-2036	EUR	26,531,811	27,070,748
French Republic144A	2.70	2-25-2031	EUR	23,400,000	27,004,004
					54,074,752
Germany: 0.37%
Bundesobligation	2.50	4-16-2031	EUR	23,500,000	27,247,028
Bundesschatzanweisungen	2.50	6-14-2028	EUR	11,750,000	13,696,551
					40,943,579
Italy: 0.25%
Italy	2.20	2-28-2028	EUR	23,500,000	27,200,376
Mexico: 0.26%
Mexico	8.50	2-28-2030	MXN	488,245,000	28,271,010
South Africa: 0.26%
Republic of South Africa	8.00	1-31-2030	ZAR	458,000,000	28,401,923
Spain: 0.51%
Spain	2.60	5-31-2031	EUR	47,900,000	55,293,126
United Kingdom: 0.62%
U.K. Gilts	4.38	3-7-2028	GBP	10,050,000	13,571,887
U.K. Gilts	4.38	3-7-2030	GBP	20,311,000	27,435,549
U.K. Gilts	4.75	10-22-2035	GBP	19,930,000	26,723,374
					67,730,810
Total foreign government bonds (Cost $542,137,284)					544,930,418

	Shares
Investment companies: 2.76%
Exchange-traded funds: 2.76%
iShares Broad USD High Yield Corporate Bond ETF	2,088,515	77,630,103
State Street SPDR Portfolio High Yield Bond ETF	844,925	19,881,085
Vanguard Intermediate-Term Corporate Bond ETF	1,498,483	124,149,316
Vanguard Short-Term Corporate Bond ETF	1,020,236	80,792,489
Total investment companies (Cost $301,386,125)		302,452,993

Principal
Loans: 0.03%
Consumer, cyclical: 0.01%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	$436,111	432,111
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.02%
Healthcare-services: 0.02%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)‡±	8.70%	12-30-2032	$3,081,996	$2,588,877
Total loans (Cost $3,515,526)				3,020,988
Municipal obligations: 0.04%
Illinois: 0.02%
Housing revenue: 0.02%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AG Insured)¤	0.00	6-15-2026	1,975,000	1,972,688
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	216,235
				2,188,923
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,866,351
Total municipal obligations (Cost $4,091,820)				4,055,274
Non-agency mortgage-backed securities: 5.34%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.23	6-15-2042	3,475,000	3,474,983
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,044,443	2,047,406
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,433,353	1,438,950
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	628,190	631,168
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	25,161,391	25,146,792
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	9,605,283	9,512,598
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.44	4-25-2045	359,308	292,409
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,399,342	2,101,634
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.37	6-15-2040	5,000,000	5,020,313
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	272,925	266,539
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	7,351,051	7,360,595
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	20,000,000	20,630,644
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	1,085,000	1,126,386
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	2,500,000	2,500,704
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Benchmark Mortgage Trust Series 2022-B33 Class A5±±	3.46%	3-15-2055	$14,391,000	$13,300,827
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.18	8-15-2042	8,570,000	8,580,713
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,011,248
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.78	12-15-2042	6,050,000	6,061,344
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,707,304
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.27	2-15-2041	10,995,000	10,926,301
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.73	12-15-2044	25,900,000	25,916,188
BX Trust Series 2026-CLS Class B (U.S. SOFR 1 Month+1.70%)144A±	5.33	5-15-2043	3,400,000	3,402,122
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	1,022,216
CFMT LLC Series 2025-AB3 Class A144A±±	4.00	5-25-2055	1,823,935	1,743,832
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	4.01	1-25-2067	4,408,959	4,232,545
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	936,721	915,763
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	540,942	539,288
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	2,156,905	2,159,780
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.00	8-10-2044	5,000,000	5,212,099
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,446,280
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	292,653	254,140
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	926,328	878,356
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,734,080	1,660,107
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	3,273,594	2,747,996
CSMLT Trust Series 2015-1 Class B4144A±±	3.84	5-25-2045	1,685,803	1,611,423
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	13,810,000	13,906,170
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.38	6-10-2037	3,015,000	3,034,211
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	1,707,100	1,514,414
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	17,109,393	17,151,260
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	21,824,403	21,523,484
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	10,588,511	10,334,137
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	6.51	1-25-2030	2,208,387	2,161,744
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±	5.28	3-15-2041	16,810,000	16,831,013
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.18	2-15-2041	3,409,000	3,411,131
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	738,355	722,364
GCAT Trust Series 2022-NQM3 Class A1144A±±	5.35	4-25-2067	923,797	920,861
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GCAT Trust Series 2026-NQM2 Class A1144A±±	5.45%	2-25-2071	$11,185,323	$11,209,898
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	978,912
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	500,000	441,513
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	118,486	110,470
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	10,889,820	10,628,850
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	426,839	416,693
GSJP Trust Series 2025-BEDS Class A (U.S. SOFR 1 Month+1.50%)144A±	5.13	12-15-2042	7,995,000	7,956,514
GSJP Trust Series 2025-BEDS Class B (U.S. SOFR 1 Month+1.75%)144A±	5.38	12-15-2042	15,435,000	15,345,548
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	7,500,552	7,594,294
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.33	10-15-2035	16,880,000	16,827,250
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	342,014	326,663
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	943,924	812,473
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,150,829	2,681,336
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	17,223,000	15,481,887
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.39	7-25-2043	3,616,907	2,859,765
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.32	6-25-2029	1,215,000	1,176,923
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	904,512	810,368
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	503,567
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	343,787	330,625
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,475,834
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	850,163	801,159
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,374,592	1,297,770
MFA Trust Series 2022-NQM2 Class A1144A±±	5.00	5-25-2067	5,039,853	4,926,476
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,215,007
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,356,864
Mill City Mortgage Loan Trust Series 2026-R1 Class A1144A±±	5.46	10-25-2062	2,322,970	2,322,536
MOO Securitization Trust Series 2026-RM2 Class A1144A♦±±	4.75	6-25-2066	6,190,000	5,953,267
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31%	9-15-2049	$4,610,000	$4,380,044
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	6,303,496
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	14,663,993	14,682,046
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,776,388
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,332,136	2,161,725
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,229,915	1,100,798
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	3,607,624	3,598,953
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.69	1-15-2036	10,534,018	10,231,165
PRPM Trust Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	9,559,187	9,542,266
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	4,033,514	4,041,369
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	4,827,596	4,846,056
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	4,740,287	4,650,903
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	251,766	245,238
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	9,345,000	9,599,749
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	3,567,884	3,604,235
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.07	4-15-2042	4,740,000	4,745,918
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.57	4-15-2042	8,845,000	8,856,043
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class B144A±±	4.39	1-5-2043	5,445,000	4,604,230
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.39	1-5-2043	3,377,000	2,473,430
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	4,933,531	4,124,311
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.59	11-25-2046	3,498,150	3,261,705
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.58	10-15-2041	9,635,000	9,641,012
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.43	2-15-2041	2,400,000	2,386,500
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,486,345	1,308,352
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.72	2-15-2042	7,960,000	7,900,300
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	242,373	238,602
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,494,762
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75%	10-25-2059	$3,680,000	$3,111,698
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	4,362,498	4,212,676
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,401,282
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,276,588	1,154,563
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,118,054
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	3,589,995	3,462,598
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,660,869
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.37	6-15-2042	1,500,000	1,494,085
Total non-agency mortgage-backed securities (Cost $592,664,471)				585,649,667
U.S. Treasury securities: 12.12%
U.S. Treasury Bonds	2.25	8-15-2049	50,760,000	31,296,713
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	34,497,349
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	23,841,370
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	48,918,581
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	37,132,703
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	20,658,619
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	56,945,030
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	102,400,301
U.S. Treasury Bonds	4.63	11-15-2044	17,570,000	16,850,728
U.S. Treasury Bonds	4.63	11-15-2045	183,849,000	175,690,701
U.S. Treasury Bonds	4.63	2-15-2046	203,830,000	194,657,650
U.S. Treasury Bonds	4.63	11-15-2055	91,062,000	85,968,219
U.S. Treasury Bonds	4.75	8-15-2055	135,000	129,985
U.S. Treasury Bonds	5.00	5-15-2045	69,988,000	70,269,593
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	27,843,787	27,453,842
U.S. Treasury Notes	3.50	2-28-2031	8,025,000	7,808,701
U.S. Treasury Notes	3.88	5-15-2029	13,495,000	13,430,688
U.S. Treasury Notes	4.13	5-31-2031	162,938,000	162,836,164
U.S. Treasury Notes	4.13	2-15-2036	95,545,000	93,201,162
U.S. Treasury Notes	4.38	5-15-2036	113,776,000	113,189,343
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,341,825
Total U.S. Treasury securities (Cost $1,378,608,636)				1,327,519,267
Yankee corporate bonds and notes: 9.81%
Basic materials: 0.03%
Mining: 0.03%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	2,675,000	2,972,305
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 25

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.46%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50%	8-15-2030	$1,385,000	$1,205,188
Telecommunications: 0.45%
Nokia Oyj	6.63	5-15-2039	3,545,000	3,763,223
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	12,825,000	13,299,045
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.84%)±	6.88	7-31-2056	12,970,000	13,184,787
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	9,745,000	9,714,784
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	9,340,000	9,613,634
				49,575,473
Consumer, cyclical: 0.70%
Airlines: 0.04%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,026,173
Apparel: 0.05%
Gildan Activewear, Inc.144A	5.40	10-7-2035	6,085,000	5,977,789
Leisure time: 0.61%
Carnival Corp. Ltd.144A	6.13	2-15-2033	32,365,000	32,778,881
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	7,410,000	7,176,679
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	1,575,000	1,588,820
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	25,215,000	25,562,378
				67,106,758
Consumer, non-cyclical: 0.14%
Beverages: 0.13%
Becle SAB de CV144A	2.50	10-14-2031	16,485,000	14,120,080
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,083,834
Energy: 1.07%
Oil & gas: 0.95%
Aker BP ASA144A	5.80	10-1-2054	8,035,000	7,559,045
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	8,555,000	8,988,995
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	32,250,000	31,772,784
Eni SpA144A	5.25	5-18-2036	10,555,000	10,458,458
Eni SpA144A	6.00	5-18-2056	5,835,000	5,820,452
Harbour Energy PLC144A	6.33	4-1-2035	26,550,000	27,336,817
Santos Finance Ltd.144A	5.75	11-13-2035	11,900,000	12,042,455
				103,979,006
See accompanying notes to portfolio of investments
26 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.12%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38%	1-15-2083	$2,580,000	$2,646,012
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	10,530,000	10,622,780
				13,268,792
Financial: 6.31%
Banks: 4.84%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	5,193,750
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	8,977,242
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	8,850,000	8,787,015
Banco Nacional de Mexico SA (5 Year Treasury Constant Maturity+2.68%)144A±	6.70	8-7-2036	2,000,000	1,995,800
Banco Santander SA	5.44	7-15-2031	11,745,000	12,073,011
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,347,043
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	13,275,000	13,263,988
Bank of Montreal Series J (U.S. SOFR+0.96%)±%%	4.88	6-2-2032	6,175,000	6,181,885
Bank of Montreal Series J (U.S. SOFR+1.21%)±%%	5.30	6-2-2037	15,410,000	15,433,405
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	19,940,000	20,181,283
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	8,825,000	8,591,762
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A%%	5.40	6-3-2031	10,710,000	10,718,889
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	3,800,000	3,733,226
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	27,920,000	27,736,485
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	3,805,000	4,068,725
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	6,315,000	6,620,810
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	24,080,000	23,862,732
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	26,530,000	26,687,099
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	16,425,000	16,076,908
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	23,175,000	23,427,827
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,731,631
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	26,435,000	26,423,135
Deutsche Bank AG (U.S. SOFR+1.10%)±	4.47	12-10-2031	25,135,000	24,731,378
DNB Bank ASA (U.S. SOFR+1.13%)144A±	4.83	3-30-2032	33,975,000	33,854,928
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	25,450,000	25,773,601
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 27

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75%	6-27-2026	$8,525,000	$8,542,851
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.92%)±	4.85	4-21-2032	6,785,000	6,774,893
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	21,105,000	19,144,987
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	4,102,440
NatWest Markets PLC144A	4.65	3-27-2029	22,125,000	22,167,779
NatWest Markets PLC144A	4.89	3-27-2031	18,000,000	18,035,642
Royal Bank of Canada (U.S. SOFR+0.84%)±	4.40	4-17-2030	10,780,000	10,720,172
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	16,233,832
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	9,625,000	9,627,280
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,924,831
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	16,920,000	15,531,884
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	19,390,000	19,817,724
				530,097,873
Diversified financial services: 0.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	14,710,000	15,247,369
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	4,810,000	4,653,249
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,875,000	6,902,389
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	7,290,000	7,451,531
Brookfield Asset Management Ltd.	5.30	1-15-2036	4,270,000	4,190,671
Brookfield Asset Management Ltd.	6.08	9-15-2055	5,785,000	5,851,231
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	195,050
				44,491,490
Insurance: 0.77%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	3,060,000	3,032,171
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	27,320,000	28,468,150
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	14,032,000	14,472,106
Nippon Life Insurance Co.144A	4.75	4-2-2031	13,115,000	13,127,806
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	7,335,000	7,534,988
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	4,925,000	5,065,464
Sompo Holdings, Inc. (1 Year Treasury Constant Maturity+2.13%)144A±	5.41	4-22-2037	13,265,000	13,079,722
				84,780,407
Private equity: 0.10%
Brookfield Finance, Inc.	5.33	1-15-2036	11,475,000	11,336,980
See accompanying notes to portfolio of investments
28 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.19%
Equinix Asia Financing Corp. Pte. Ltd.	4.40%	3-15-2031	$20,635,000	$20,267,046
Government securities: 0.33%
Multi-national: 0.33%
African Export-Import Bank144A	3.80	5-17-2031	21,665,000	19,629,759
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	8,715,000	8,017,485
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	8,960,000	8,909,897
				36,557,141
Industrial: 0.45%
Electronics: 0.12%
Flex Ltd.	5.38	11-13-2035	13,485,000	13,276,285
Engineering & construction: 0.10%
CIMIC Finance Ltd.144A	6.00	4-22-2036	8,020,000	7,942,268
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,010,000	3,220,378
				11,162,646
Packaging & containers: 0.05%
Trivium Packaging Finance BV144A	8.25	7-15-2030	4,505,000	4,752,572
Trucking & leasing: 0.18%
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	9,755,000	9,588,485
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	9,720,000	9,850,397
				19,438,882
Utilities: 0.32%
Electric: 0.32%
Comision Federal de Electricidad144A	3.35	2-9-2031	22,035,000	19,811,329
Comision Federal de Electricidad144A	3.88	7-26-2033	9,650,000	8,369,791
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	6,795,000	6,796,542
				34,977,662
Total yankee corporate bonds and notes (Cost $1,072,318,738)				1,074,454,382
Yankee government bonds: 1.52%
Argentina: 0.25%
Argentinaøø	0.75	7-9-2030	1,226,866	1,068,846
Argentina	1.00	7-9-2029	144,417	130,337
Argentinaøø	4.13	7-9-2035	1,817,118	1,398,272
City of Buenos Aires144A	7.05	5-13-2036	600,000	583,500
City of Buenos Aires144A	7.80	11-26-2033	11,515,000	11,889,583
Province of Santa Fe144A	8.10	12-11-2034	12,580,000	12,391,300
				27,461,838
Bermuda: 0.04%
Bermuda144A	3.38	8-20-2050	6,109,000	4,157,113
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 29

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Israel: 0.42%
Israel	4.50%	1-13-2031	$21,605,000	$21,197,770
Israel	5.75	3-12-2054	16,120,000	15,361,301
Israel	5.88	1-13-2056	10,000,000	9,676,633
				46,235,704
Ivory Coast: 0.11%
Ivory Coast144A	8.25	1-30-2037	10,720,000	11,840,071
Mexico: 0.46%
Mexico	5.63	9-22-2035	9,495,000	9,191,160
Mexico	6.00	5-7-2036	7,225,000	7,201,736
Mexico	6.13	2-9-2038	11,550,000	11,324,775
Mexico	6.35	2-9-2035	11,980,000	12,201,031
Mexico	3.77	5-24-2061	17,000,000	10,200,000
				50,118,702
Panama: 0.11%
Panama	2.25	9-29-2032	14,880,000	12,514,080
Peru: 0.04%
Fondo MIVIVIENDA SA144A	5.40	3-31-2031	4,070,000	4,081,437
Trinidad and Tobago: 0.09%
Trinidad & Tobago144A	6.50	1-28-2036	9,630,000	9,924,485
Total yankee government bonds (Cost $164,678,597)				166,333,430

		Yield	Shares
Short-term investments: 4.65%
Investment companies: 4.65%
Allspring Government Money Market Fund Select Class♠∞##		3.56	509,112,247	509,112,247
Total short-term investments (Cost $509,112,247)				509,112,247
Total investments in securities (Cost $11,206,450,126)	101.70%			11,142,516,393
Other assets and liabilities, net	(1.70)			(185,964,370)
Total net assets	100.00%			$10,956,552,023

See accompanying notes to portfolio of investments
30 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$459,866,843	$3,492,506,533	$(3,443,261,129)	$0	$0	$509,112,247	509,112,247	$8,385,666
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	54,996,645	COP	204,901,000,000	Morgan Stanley, Inc.	6-9-2026	$0	$(479,236)
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 31

Portfolio of investments—May 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	395,645,148	EUR	335,750,000	Bank of New York Mellon Corp.	6-11-2026	$3,866,278	$0
USD	3,272,308	EUR	2,816,000	Bank of New York Mellon Corp.	6-11-2026	0	(13,618)
USD	13,319,455	EUR	11,440,000	Bank of New York Mellon Corp.	6-11-2026	0	(29,615)
USD	25,731,387	SEK	241,170,000	Bank of New York Mellon Corp.	6-18-2026	0	(410,492)
USD	1,479,098	SEK	13,730,000	Goldman Sachs International	6-18-2026	0	(9,180)
SEK	130,460,000	USD	14,102,643	Bank of New York Mellon Corp.	6-18-2026	38,707	0
SEK	124,440,000	USD	13,453,075	Bank of New York Mellon Corp.	6-18-2026	35,732	0
USD	28,625,996	ZAR	470,850,000	Morgan Stanley, Inc.	6-18-2026	0	(373,736)
USD	27,035,001	CZK	574,975,000	Goldman Sachs International	6-30-2026	0	(588,592)
USD	52,636,121	MXN	958,109,000	Bank of New York Mellon Corp.	6-30-2026	0	(2,496,496)
MXN	452,100,000	USD	26,075,597	State Street Bank & Trust Co.	6-30-2026	0	(60,335)
USD	15,204,560	CLP	13,550,000,000	State Street Bank & Trust Co.	7-13-2026	0	(23,661)
USD	71,355,204	AUD	98,535,000	Morgan Stanley, Inc.	7-20-2026	600,525	0
AUD	1,480,000	USD	1,050,554	Bank of New York Mellon Corp.	7-20-2026	12,184	0
USD	40,876,122	BRL	206,265,000	State Street Bank & Trust Co.	8-7-2026	624,528	0
USD	75,493,053	GBP	55,870,000	Bank of New York Mellon Corp.	8-18-2026	265,842	0
USD	13,653,364	GBP	10,175,000	Bank of New York Mellon Corp.	8-18-2026	0	(46,955)
						$5,443,796	$(4,531,916)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	6,505	9-21-2026	$712,745,746	$714,431,953	$1,686,207	$0
Ultra U.S. Treasury Bond	1,138	9-21-2026	129,841,230	130,194,313	353,083	0
2-Year U.S. Treasury Notes	11,856	9-30-2026	2,446,529,254	2,449,005,000	2,475,746	0
5-Year U.S. Treasury Notes	438	9-30-2026	46,894,076	46,958,391	64,315	0
Short
5-Year Euro-BOBL Futures	(120)	6-8-2026	(16,404,050)	(16,251,681)	152,369	0
10-Year Euro BUND	(434)	9-8-2026	(63,868,753)	(64,087,135)	0	(218,382)
2-Year Euro SCHATZ	(248)	9-8-2026	(30,609,358)	(30,647,853)	0	(38,495)
Ultra 10-Year U.S. Treasury Notes	(1,589)	9-21-2026	(177,814,960)	(178,092,141)	0	(277,181)
					$4,731,720	$(534,058)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 46	5.00%	Quarterly	6-20-2031	USD	50,252,400	$4,674,573	$3,071,776	$1,602,797	$0
See accompanying notes to portfolio of investments
32 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
Allspring Core Plus Bond Fund | 33

Notes to portfolio of investments—May 31, 2026 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
34 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Plus Bond Fund | 35

Notes to portfolio of investments—May 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,058,238,086	$0	$3,058,238,086
Asset-backed securities	0	953,480,946	0	953,480,946
Common stocks
Financials	0	0	0	0
Health care	0	2,328,480	0	2,328,480
Corporate bonds and notes	0	2,424,757,299	0	2,424,757,299
Foreign corporate bonds and notes	0	186,182,916	0	186,182,916
Foreign government bonds	0	544,930,418	0	544,930,418
Investment companies	302,452,993	0	0	302,452,993
Loans	0	432,111	2,588,877	3,020,988
Municipal obligations	0	4,055,274	0	4,055,274
Non-agency mortgage-backed securities	0	585,649,667	0	585,649,667
U.S. Treasury securities	1,317,177,442	10,341,825	0	1,327,519,267
Yankee corporate bonds and notes	0	1,074,454,382	0	1,074,454,382
Yankee government bonds	0	166,333,430	0	166,333,430
Short-term investments
Investment companies	509,112,247	0	0	509,112,247
	2,128,742,682	9,011,184,834	2,588,877	11,142,516,393
Forward foreign currency contracts	0	5,443,796	0	5,443,796
Futures contracts	4,731,720	0	0	4,731,720
Swap contracts	0	1,602,797	0	1,602,797
Total assets	$2,133,474,402	$9,018,231,427	$2,588,877	$11,154,294,706
Liabilities
Forward foreign currency contracts	$0	$4,531,916	$0	$4,531,916
Futures contracts	534,058	0	0	534,058
Total liabilities	$534,058	$4,531,916	$0	$5,065,974
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $35,321,000 was segregated as cash collateral for these open futures contracts and $3,553,617 was segregated as cash collateral for swap contracts. The Fund also had $3,900,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
36 | Allspring Core Plus Bond Fund